Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 713-626-1919 www.invesco.com/us

December 27, 2017

VIA EDGAR

Ms. Marianne Dobelbower

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Investment Funds (Invesco Investment Funds)
CIK No. 0000826644

Dear Ms. Dobelbower:

On behalf of AIM Investment Funds (Invesco Investment Funds) (the “Trust” or the “Registrant”), attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a)(1) promulgated thereunder, and under the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of the Trust’s Post-Effective Amendment Nos. 167/168 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

This Amendment is being filed to, among other things, update disclosure contained in the Invesco World Bond Fund prospectuses and the statement of additional information (“SAI”) of Invesco Endeavor Fund and Invesco World Bond Fund, each a series portfolio of the Trust (the “Funds”), to reflect the approval of the following items by shareholders of the Funds at a special meeting held on March 9, 2017, including all adjournments thereof (the “Meeting”): ( i) changes to Invesco Endeavor Fund’s fundamental investment restriction regarding the purchase or sale of physical commodities; (ii) amendments to Invesco Endeavor Fund’s current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited as new sub-advisers; and ( iii) changing Invesco World Bond Fund’s sub-classification from diversified to non-diversified and elimination of a related fundamental investment restriction. The Amendment relates only to the Funds and does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please note that, in order to avoid the need to file multiple Rule 485(a) filings for other Invesco Funds that will be incorporating changes to their SAI disclosure in connection with the results of the Meeting, Invesco will be requesting permission under separate correspondence to make additional filings on behalf of the other series portfolios of the Trust and certain other Trusts in the Invesco fund complex to file Post-Effective Amendments under Rule 485(b)(1)(vii) under the 1933 Act that will contain substantially identical revisions with respect to the funds’ fundamental restrictions related to investments in commodities, and the addition of new sub-advisers as those contained in this Amendment, as applicable. Those Post-Effective Amendment filings will be made as part of each fund’s next annual update to be effective not earlier than the effective date of this Amendment and will incorporate any comments made by the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) to the above-referenced disclosures to be reviewed in connection with this Amendment. The identification of the Invesco Funds that intend to rely on the requested relief will be included in Schedule A to the request letter filed in the correspondence filing. Please note that this is the same process that we used and discussed with the Staff in June 2017 for Invesco Funds with annual updates reflecting the changes in 2017. We are now seeking to use the same process for the Invesco Funds with annual updates that will reflect the changes in 2018, due to such Funds’ fiscal year ends.

In addition, pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission. The Staff previously reviewed Invesco Endeavor Fund’s Statement of Additional Information as part of a registration statement in 2010 in connection with a Rule 485(a) filing filed on July 16, 2010 as Post-Effective Amendment Nos. 97/98, Accession No. 0000950123-10-065981 (“PEA Nos. 97/98”). The Staff previously reviewed Invesco World Bond Fund’s complete registration statement in 2016 in connection with a Rule 485(a) filing filed on September 26, 2016 as Post-Effective Amendment Nos. 155/156, Accession No. 0001193125-16-719972 (“PEA Nos. 155/156”). Recently, the Staff also previously reviewed the complete registration statement for a new series of the Registrant that included certain Registrant-level information applicable to the Funds (See Rule 485(a) filing filed on October 4, 2017, Post-Effective Amendment Nos. 164/165, Accession No. 0001193125-17-303447 (“PEA Nos. 164/165”)). In addition, the Staff also recently reviewed a complete registration statement in 2017 in connection with a Rule 485(a) filing filed on June 13, 2017 for Invesco Limited Term Municipal Income Fund, a series portfolio of AIM Tax- Exempt Funds (Invesco Tax-Exempt Funds) reflecting the same SAI disclosure changes resulting from shareholder approvals as Post-Effective Amendment Nos. 65/66, Accession No. 0001193125-17-202565 (“PEA Nos. 65/66”). The primary material changes included in the Amendment as compared to PEA Nos. 155/156 and PEA Nos. 164/165 are updates to relevant provisions in the Invesco World Bond Fund’s prospectuses and both Funds’ SAI to incorporate the above-referenced changes, as approved by shareholders at the Meeting. The sections in the Invesco World Bond Fund’s prospectuses and both Funds’ SAI that we believe contain the new information are:

Invesco World Bond Fund Prospectuses:

•	Fund Summary–Principal Investment Strategies of the Fund

•	Fund Summary–Principal Risks of Investing in the Fund

•	Investment Objective(s), Strategies, Risks and Portfolio Holdings–Objective(s) and Strategies

•	Investment Objective(s), Strategies, Risks and Portfolio Holdings–Risks

SAI:

•	Description of the Funds and Their Investments and Risks–Classification

•	Description of the Funds and Their Investments and Risks–Fund Policies–Fundamental Restrictions

•	Description of the Funds and Their Investments and Risks–Fund Policies–Non-Fundamental Restrictions

•	Investment Advisory and Other Services–Investment Sub-Advisers

Please contact Peter A. Davidson at (713) 214-7888 if you have any questions relating to this filing or need further information. Thank you for your prompt attention to this matter.

/s/ Peter A. Davidson
Name: Peter A. Davidson
Title: Assistant Secretary
AIM Investment Funds (Invesco Investment Funds)